[FAIRPORT FUNDS LOGO]                               FAIRPORT FUNDS


                                          CHARTING A COURSE YOU CAN TRUST(SM)


                                                 SEMI-ANNUAL REPORT
                                                   TO SHAREHOLDERS





                                          * Fairport Midwest Growth Fund

                                          * Fairport Growth and Income Fund

                                          * Fairport Government Securities Fund





                                                   April 30, 1998





          Advised by
          ROULSTON & COMPANY, INC.

F A I R P O R T  F U N D S                    SEMI-ANNUAL REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                    May 28, 1998




Dear Shareholder:

We are pleased to issue the financial report on the Fairport Funds for the six months ended April 30, 1998.

The Fairport Midwest Growth Fund gained 9.72% during the period, while the Fairport Growth and Income Fund gained 12.97%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained 22.48%. The Fairport Government Securities Fund gained 2.79% during the period while the Merrill Lynch Treasury Bond Index increased by 3.11%.

During the six months ended April 30, 1998, the economy grew strongly across a broad front. The anticipated continued growth in capital spending and exports was augmented by stronger than expected consumer demand and construction spending.

While some slowing of this fast pace is evident, the pace of economic activity is vigorous and proceeding without any measurable signs of the excesses that would suggest concern. Corporate profitability and favorable cash flow trends support our optimistic view of the economy and financial markets in the months ahead.

In the commentary that follows on each of the Funds, you will note a common theme that has long been a hallmark of our investment management. Research is the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.





     /s/ Scott D. Roulston                      /s/ Joseph A. Harrison
     Scott D. Roulston                          Joseph A. Harrison
     President                                  Director of Investments

F A I R P O R T  F U N D S                           INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------


FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund indices.

                                [GRAPH OMITTED]


    FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


           Fairport Midwest                Lipper Growth     Standard & Poor's
              Growth Fund                   Fund Index        500 Stock Index
7/1/93         $10,000                       $10,000             $10,000
7/93            10,200                         9,988               9,970
10/93           11,090                        10,653              10,480
1/94            11,730                        11,088              10,497
4/94            11,847                        10,479              10,100
7/94            11,796                        10,457              10,482
10/94           12,298                        10,871              10,880
1/95            12,222                        10,587              10,914
4/95            13,327                        11,631              12,019
7/95            14,950                        13,127              13,207
10/95           14,532                        13,478              13,750
1/96            14,514                        14,271              15,127
4/96            16,584                        14,989              15,641
7/96            15,785                        14,292              15,385
10/96           16,897                        16,255              17,047
1/97            18,638                        17,301              19,107
4/97            18,404                        17,103              19,563
7/97            22,065                        20,542              23,395
10/97           22,135                        20,121              22,528
1/98            22,374                        21,154              24,243
4/98            24,286                        24,047              27,592

                             Past performance is no guarantee of future results.

       AVERAGE ANNUAL TOTAL RETURN*
      1 Year......................31.96%
      Since Inception.............20.15%
       *For period ending 4/30/98
         Fund inception: 7/1/93


Past performance is no guarantee of future results.





Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

Internal changes that would be significant might include:

* An internal change in management H A strategic decision to change the business focus of the company or a sector of the company that could include an acquisition or divestiture

*    The development of an important new product or service

* Adoption of new operating methods or systems that could positively impact profitability and cash flow.

Significant external changes might include:

*    A new CEO or other important manager brought in from outside the company

* A structural change such as a consolidation or bankruptcy in an important customer industry

* A significant change in the competitive environment caused by a new entrant into the market, a new product introduced by a competitor or a dramatic change in product pricing or costs

*    The development of a new technology that could impact the industry.

While the above lists are far from inclusive, they provide some examples of the type of changes our research process attempts to identify and analyze.

Based upon our discussions with corporate managements throughout the Midwest, we believe the domestic economic expansion remains disciplined and sustainable. The significant deterioration of the Asian economics must be closely monitored to determine its potential impact on companies we own or are considering. The long-term outlook for the Asian markets remains very positive, but economic turmoil such as is now being experienced always takes longer to work through than initially expected. Domestically, we are watching closely for any signs of labor cost inflation or productivity deterioration.

F A I R P O R T  F U N D S
--------------------------------------------------------------------------------


FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund indices.



                                [GRAPH OMITTED]

  FAIRPORT GROWTH AND INCOME FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


             Fairport Growth               Lipper Growth       Standard & Poor's
             and Income Fund            and Income Fund Index   500 Stock Index
7/1/93         $10,000                        $10,000              $10,000
7/93            10,030                         10,054                9,970
10/93           10,398                         10,606               10,480
1/94            10,894                         11,051               10,862
4/94            10,682                         10,478               10,241
7/94            10,900                         10,677               10,482
10/94           10,889                         10,941               10,880
1/95            10,940                         10,778               10,914
4/95            11,746                         11,759               12,019
7/95            12,541                         12,799               13,207
10/95           12,780                         13,125               13,750
1/96            14,075                         14,314               15,127
4/96            14,149                         14,980               15,641
7/96            13,749                         14,540               15,305
10/96           15,051                         17,004               17,054
1/97            16,558                         17,590               19,107
4/97            17,167                         17,753               19,563
7/97            20,353                         20,924               23,395
10/97           20,560                         20,414               22,528
1/98            20,900                         21,395               24,243
4/98            23,227                         24,032               27,592

     AVERAGE ANNUAL TOTAL RETURN*
      1 Year..............35.30%
      Since Inception.....19.05%
     *For period ending 4/30/98
       Fund inception: 7/1/93


Past performance is no guarantee of future results.

Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through the investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two consumer stocks that typify our investment approach are Food Lion and Lowe's Companies. Both companies were overlooked because they did not fit the popular version of a successful operator.

Food Lion operates smaller stores in very convenient locations and is able to compete effectively with the large national food chains in the competitive Southeast. Lowe's suffered from a concern that the company would not be able to compete with Home Depot. A strong operating record in the face of these concerns provided the opportunity to take advantage of two good values.

Currently, the Fund is diversified among 35 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer good value.

                                                     INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------


FAIRPORT GOVERNMENT SECURITIES FUND
The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Merrill Lynch Intermediate Treasury Bond Index.





FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000
INVESTMENT

                                            Merrill Lynch
               Fairport Government          Intermediate
                 Securities Fund          Treasury Bond Index
7/1/93              $10,000                     $10,000
7/93                 10,000                      10,021
10/93                10,304                      10,235
1/94                 10,346                      10,328
4/94                  9,649                       9,970
7/94                  9,748                      10,112
10/94                 9,558                      10,064
1/95                  9,733                      10,219
4/95                 10,170                      10,591
7/95                 10,628                      10,973
10/95                10,968                      11,262
1/96                 11,350                      11,618
4/96                 10,989                      11,396
7/96                 11,093                      11,537
10/96                11,471                      11,886
1/97                 11,545                      12,012
4/97                 11,569                      12,098
7/97                 12,046                      12,527
10/97                12,246                      12,757
1/98                 12,575                      13,069
4/98                 12,588                      13,242


      AVERAGE ANNUAL TOTAL RETURN*
      1 Year....................8.81%
      Since Inception...........4.88%
       *For period ending 4/30/98
         Fund inception: 7/1/93


Past performance is no guarantee of future results.





In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government or its agencies or instrumentalities. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

During the past six months interest rates declined as it became apparent that price inflation would be well controlled by the economic turmoil in Asia. Our own growth rate is expected to moderate, suggesting continued low inflation and little reason for the monetary authorities to take any action. We look for favorable trends to continue in the bond market.

F A I R P O R T  F U N D S
--------------------------------------------------------------------------------


FAIRPORT MIDWEST GROWTH FUND                                                                       APRIL 30, 1998
=================================================================================================================

(Unaudited)                                                                     Shares                Value
-----------------------------------------------------------------------------------------------------------------


COMMON STOCKS -- 97.06%

CAPITAL GOODS-19.06%
Applied Industrial Technologies, Inc. ......................................  104,000               $ 2,639,000
Applied Power, Inc., Class A ...............................................   56,000                 2,093,000
BMC Industries, Inc. .......................................................  100,000                 1,825,000
GATX Corp. .................................................................   41,000                 3,397,875
Kennametal, Inc. ...........................................................   50,000                 2,665,625
Littlefuse, Inc.* ..........................................................   90,000                 2,272,500
Perceptron, Inc.* ..........................................................   70,000                 1,067,500
                                                                                                    -------------
                                                                                                     15,960,500
-----------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-7.01%
OfficeMax, Inc.* ...........................................................  180,000                 3,386,250
Standard Products Co. ......................................................   77,500                 2,480,000
                                                                                                    -------------
                                                                                                      5,866,250
-----------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES-24.58%
Bob Evans Farms, Inc. ......................................................  150,000                 3,056,250
Braun's Fashions Corp.* ....................................................  150,000                 1,950,000
Central Newspapers, Inc., Class A ..........................................   30,000                 2,197,500
Consolidated Stores Corp.* .................................................   75,468                 3,018,720
Federated Department Stores, Inc.* .........................................   70,000                 3,443,125
Rite Aid Corp. .............................................................  111,000                 3,565,875
Worthington Foods, Inc. ....................................................  213,333                 3,346,661
                                                                                                    -------------
                                                                                                     20,578,131
-----------------------------------------------------------------------------------------------------------------

FINANCE-24.32%
First Empire State Corp. ...................................................    8,000                 4,080,000
Household International, Inc. ..............................................   24,000                 3,154,500
National City Corp. ........................................................   35,280                 2,443,140
Norwest Corp. ..............................................................   55,200                 2,190,750
Star Banc Corp. ............................................................   68,000                 4,296,750
U.S. Bancorp ...............................................................   33,000                 4,191,000
                                                                                                    -------------
                                                                                                     20,356,140
-----------------------------------------------------------------------------------------------------------------


                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

(Unaudited)                                                                     Shares              Value
-----------------------------------------------------------------------------------------------------------------



COMMON STOCKS (CONT.)

HEALTH CARE-10.83%
Baxter International, Inc. .................................................    55,000         $   3,049,062
NCS Healthcare, Inc., Class A* .............................................    92,000             2,702,500
Patterson Dental Co.* ......................................................   112,500             3,311,719
                                                                                               -----------------
                                                                                                   9,063,281
-----------------------------------------------------------------------------------------------------------------

MATERIALS/SERVICES-8.87%
Armco, Inc.* ...............................................................   500,000             3,437,500
Hanna (M.A.) Co. ...........................................................    95,000             2,179,063
Stericycle, Inc.* ..........................................................   125,000             1,812,500
                                                                                               -----------------
                                                                                                   7,429,063
-----------------------------------------------------------------------------------------------------------------

TECHNOLOGY-2.39%
Methode Electronics, Inc., Class A .........................................   125,000             2,000,000
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $53,597,557) .....................................                      81,253,365
-----------------------------------------------------------------------------------------------------------------



                                                                             Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.03% (Cost $2,538,000)

UMB Bank, U.S. Treasury Bills, $2,670,000 par, 0.000% coupon,
   due 09/24/98, dated 04/30/98, to be sold on 05/01/98 at $2,538,366 .... $ 2,538,000             2,538,000
-----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.09% (Cost $56,135,557**) ...........................                        83,791,365
                                                                                               -----------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.09%) ...................                          (74,937)
                                                                                               -----------------

NET ASSETS-100.00% .......................................................                      $ 83,716,428
                                                                                               ================
=================================================================================================================


*  Non-income producing security
** Also represents cost for Federal income tax purposes.
   See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------


FAIRPORT GROWTH AND INCOME FUND                                                                April 30,1998
=================================================================================================================

(Unaudited)                                                                     Shares               Value
-----------------------------------------------------------------------------------------------------------------


COMMON STOCKS -- 98.74%

CAPITAL GOODS-17.97%
Applied Power, Inc., Class A .............................................      20,000           $   747,500
Baldor Electric Co. ......................................................      40,000             1,050,000
BMC Industries, Inc. .....................................................      50,000               912,500
Emerson Electric Co. .....................................................      14,000               890,750
GATX Corp. ...............................................................      12,000               994,500
Kennametal, Inc. .........................................................      24,000             1,279,500
Teleflex, Inc. ...........................................................      28,000             1,190,000
                                                                                               -----------------
                                                                                                   7,064,750
-----------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-9.45%
Harman International Industries, Inc. ....................................      20,000               860,000
Leggett & Platt, Inc. ....................................................      20,000             1,038,750
Lowe's Cos., Inc. ........................................................      26,000             1,818,375
                                                                                               -----------------
                                                                                                   3,717,125
-----------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES-20.95%
Bob Evans Farms, Inc. ....................................................      40,000               815,000
Carnival Corp., Class A ..................................................      20,000             1,391,250
Claire's Stores, Inc. ....................................................      46,800             1,020,825
Food Lion, Inc., Class A .................................................     100,000             1,012,500
Richfood Holdings, Inc. ..................................................      50,000             1,371,875
Rite Aid Corp. ...........................................................      40,000             1,285,000
Viad Corp. ...............................................................      52,000             1,342,250
                                                                                               -----------------
                                                                                                   8,238,700
-----------------------------------------------------------------------------------------------------------------

FINANCE-20.46%
American International Group, Inc. .......................................       9,000             1,184,062
First Empire State Corp. .................................................       2,600             1,326,000
Household International, Inc. ............................................       9,000             1,182,938
Morton International, Inc. . .............................................      25,000               800,000
National City Corp. ......................................................      14,400               997,200
Norwest Corp. ............................................................      26,000             1,031,875
U.S. Bancorp .............................................................      12,000             1,524,000
                                                                                               -----------------
                                                                                                   8,046,075
-----------------------------------------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                                                                Shares                Value
-----------------------------------------------------------------------------------------------------------------


COMMON STOCKS (CONT.)

HEALTH CARE-1.41%
Baxter International, Inc. ...............................................      10,000          $    554,375
-----------------------------------------------------------------------------------------------------------------

MATERIALS/SERVICES-13.67%
Cabot Corp. ..............................................................      30,000             1,078,125
Central Newspapers, Inc., Class A ........................................      16,000             1,172,000
Ferro Corp. ..............................................................      30,000               864,375
Hanna (M.A.) Co. .........................................................      46,000             1,055,125
Raychem Corp. ............................................................      30,000             1,205,625
                                                                                               -----------------
                                                                                                   5,375,250
-----------------------------------------------------------------------------------------------------------------

TECHNOLOGY-14.83%
AVX Corp. ................................................................      58,000             1,192,625
Dallas Semiconductor Corp. ...............................................      36,000             1,388,250
Harris Corp. .............................................................      26,000             1,257,750
Methode Electronics, Inc., Class A .......................................      46,000               736,000
Praxair, Inc. ............................................................      25,000             1,257,812
                                                                                               -----------------
                                                                                                   5,832,437
-----------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(Cost $26,752,338) ...................................                        38,828,712
-----------------------------------------------------------------------------------------------------------------



                                                                             Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.34% (Cost $525,000)

UMB Bank, U.S. Treasury Bills, $553,000 par, 0.000% coupon,
   due 09/24/98, dated 04/30/98, to be sold on 05/01/98 at $525,076 ...... $    525,000              525,000
-----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.08% (Cost $27,277,338**) ...........................                        39,353,712
                                                                                               -----------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.08%) ...................                           (30,055)
                                                                                               -----------------

NET ASSETS-100.00% .......................................................                      $ 39,323,657
                                                                                               ================
=================================================================================================================


** Also represents cost for Federal income tax purposes.
   See accompanying notes to financial statements.

F A I R P O R T  F U N D S                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND                                                           April 30, 1998
=================================================================================================================
                                                                             Principal
(Unaudited)                                                                    Amount                 Value
-----------------------------------------------------------------------------------------------------------------

BONDS -- 97.49%

U.S. TREASURY NOTES -- 69.43%

U.S. TREASURY NOTES
6.625%, 03/31/02 .......................................................   $   500,000           $   516,705
6.250%, 02/15/03 .......................................................       600,000               614,604
5.875%, 02/15/04 .......................................................     1,150,000             1,160,810
7.000%, 07/15/06 .......................................................       850,000               917,473
-----------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes-(Cost $3,150,833) ............................                           3,209,592
-----------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -28.06% (Cost $1,297,205)
Federal Home Loan Bank
   6.028%, 05/07/03 ....................................................     1,300,000             1,297,205
-----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-97.49% (Cost $4,448,038**) ...........................                           4,506,797
                                                                                               -----------------

CASH AND OTHER ASSETS NET OF LIABILITIES-2.51% .........................                             116,128
                                                                                               -----------------

NET ASSETS-100.00% .....................................................                         $ 4,622,925
                                                                                               ================
=================================================================================================================

** Also represents cost for Federal income tax purposes.
   See accompanying notes to financial statements.

F A I R P O R T  F U N D S                  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                              April 30, 1998
=================================================================================================================

                                                       FAIRPORT MIDWEST   FAIRPORT GROWTH   FAIRPORT GOVERNMENT
(Unaudited)                                               GROWTH FUND     AND INCOME FUND     SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities at value (cost $56,135,557,
   $27,277,338 and $4,448,038, respectively) ........     $ 83,791,365      $ 39,353,712      $  4,506,797
Cash ................................................              189           166,438            28,201
Receivable for capital stock sold ...................           10,215           476,694                 0
Receivable for securities sold ......................                0                 0         1,367,499
Dividends and interest receivable ...................           27,820            17,972            40,849
Reimbursement due from adviser, net .................                0                 0             4,115
Deferred organizational costs (Note A) ..............            6,222             6,222             6,222
Other assets ........................................           11,409             4,530               658
                                                          ------------      ------------      ------------
       Total assets .................................       83,847,220        40,025,568         5,954,341
                                                          ------------      ------------      ------------

LIABILITIES
Payable for capital stock redeemed ..................           10,000                 0                 0
Payable for securities purchased ....................           11,000           646,023         1,297,205
Accrued expenses ....................................           57,272            31,986            14,730
Payable to adviser, net .............................           52,520            23,902                 0
Distributions payable ...............................                0                 0            19,481
                                                          ------------      ------------      ------------
      Total liabilities .............................          130,792           701,911         1,331,416
                                                          ------------      ------------      ------------

NET ASSETS
Applicable to 4,280,579, 2,163,793
   and 465,538 shares outstanding, respectively .....     $ 83,716,428      $ 39,323,657      $  4,622,925
                                                          ============      ============      ============

NET ASSETS CONSIST OF
Capital paid-in .....................................     $ 52,482,318      $ 25,114,411      $  4,658,275
Distributions in excess of net investment income ....          (91,388)          (27,435)                0
Accumulated net realized gain (loss) on investments .        3,669,690         2,160,307           (94,109)
Net unrealized appreciation on investments ..........       27,655,808        12,076,374            58,759
                                                          ------------      ------------      ------------
                                                          $ 83,716,428      $ 39,323,657      $  4,622,925
                                                          ============      ============      ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .......................     $      19.56      $      18.17      $       9.93
                                                          ============      ============      ============

=================================================================================================================

See accompanying notes to financial statements.

F A I R P O R T  F U N D S                              STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------



                                                                     For the Six Months Ended April 30, 1998
=================================================================================================================

                                                FAIRPORT MIDWEST  FAIRPORT GROWTH  FAIRPORT GOVERNMENT
(Unaudited)                                         GROWTH FUND    AND INCOME FUND    SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ...................................     $   443,225      $   219,583      $         0
Interest ....................................          48,581           28,934          130,701
                                                  -----------      -----------      -----------
      Total investment income ...............         491,806          248,517          130,701
                                                  -----------      -----------      -----------

EXPENSES
Investment advisory fees (Note B) ...........         302,252          128,625            5,583
Distribution expenses (Note B) ..............          99,542           42,360            5,516
Administration fees .........................          45,126           17,830            2,372
Transfer agent fees .........................          25,368           18,887           11,999
Legal fees ..................................           7,161            4,698            1,037
Pricing fees ................................          22,046           14,109           11,777
Registration expenses .......................           6,318            5,590            4,670
Custodian fees ..............................          11,039            6,492            3,873
Printing fees ...............................          15,832            6,787            1,045
Auditing fees ...............................           5,666            2,238              618
Insurance fees ..............................          12,031            4,765              668
Trustees fees ...............................          10,424            4,171              454
Amortization of organizational costs (Note A)           1,540            1,540            1,540
Miscellaneous expenses ......................           7,041            2,802              348
                                                  -----------      -----------      -----------
      Total expenses ........................         571,386          260,894           51,500

Expenses reimbursed (Note B) ................         (17,348)          (8,053)         (31,403)
                                                  -----------      -----------      -----------
      Net expenses ..........................         554,038          252,841           20,097
                                                  -----------      -----------      -----------

NET INVESTMENT INCOME (LOSS) ................         (62,232)          (4,324)         110,604
                                                  -----------      -----------      -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments ............       3,628,512        2,146,579           10,193
Net change in unrealized appreciation
   (depreciation) on investments ............       3,911,505        2,071,270           (2,003)
                                                  -----------      -----------      -----------
Net realized and unrealized gain
   on investments ...........................       7,540,017        4,217,849            8,190
                                                  -----------      -----------      -----------

INCREASE IN NET ASSETS FROM OPERATIONS ......     $ 7,477,785      $ 4,213,525      $   118,794
                                                  ===========      ===========      ===========

=================================================================================================================


See accompanying notes to financial statements.

F A I R P O R T  F U N D S                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




========================================================================================================
                                                    FAIRPORT MIDWEST             FAIRPORT GROWTH
                                                       GROWTH FUND               AND INCOME FUND
--------------------------------------------------------------------------------------------------------
                                                Six Months      Year       Six Months        Year
                                                  Ended         Ended        Ended           Ended
                                                 4/30/98       10/31/97      4/30/98       10/31/97
                                               (unaudited)                 (unaudited)
--------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income (loss) ..............  $    (62,232)  $    (36,274)  $     (4,324)  $     80,229
Net realized gain on investments ..........     3,628,512      4,609,662      2,146,579      3,283,752
Net change in unrealized appreciation
       (depreciation) on investments ......     3,911,505     13,604,001      2,071,270      4,939,032
                                             ------------   ------------   ------------   ------------
Increase in net assets ....................     7,477,785     18,177,389      4,213,525      8,303,013
                                             ------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ................             0        (44,687)             0       (143,381)
From net realized gains ...................    (4,536,145)    (4,293,833)    (3,271,583)    (1,856,932)
                                             ------------   ------------   ------------   ------------
Total distributions .......................    (4,536,145)    (4,338,520)    (3,271,583)    (2,000,313)
                                             ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .................     9,606,190     10,636,821      9,767,589      4,238,113
Reinvestment of dividends .................     4,489,221      4,310,469      3,167,253      1,970,599
Amount paid for repurchase of shares ......   (10,338,029)    (8,966,670)    (5,393,973)    (4,741,419)
                                             ------------   ------------   ------------   ------------
Net increase (decrease) from capital
   transactions ...........................     3,757,382      5,980,620      7,540,869      1,467,293
                                             ------------   ------------   ------------   ------------
Total increase (decrease) in net assets ...     6,699,022     19,819,489      8,482,811      7,769,993

NET ASSETS
Beginning of period .......................    77,017,406     57,197,917     30,840,846     23,070,853
                                             ------------   ------------   ------------   ------------
End of period .............................  $ 83,716,428   $ 77,017,406   $ 39,323,657   $ 30,840,846
                                             ============   ============   ============   ============

Accumulated undistributed (distributions in
   excess of) net investment income included
   in net assets at end of period .........  $    (91,388)  $    (91,388)  $    (27,435)  $    (27,435)
                                             ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
Shares sold ...............................       504,137        639,390        560,429        263,198
Shares issued on reinvestment
   of dividends ...........................       241,486        279,447        191,490        138,855
Shares repurchased ........................      (543,733)      (529,296)      (313,499)      (298,742)
                                             ------------   ------------   ------------   ------------
Net increase (decrease) from capital
   transactions ...........................       201,890        389,541        438,420        103,311
                                             ============   ============   ============   ============



                                               FAIRPORT GOVERNMENT
                                                 SECURITIES FUND
-------------------------------------------------------------------------
                                              Six Months       Year
                                                 Ended         Ended
                                                4/30/98       10/31/97
                                              (unaudited)
-------------------------------------------------------------------------

OPERATIONS
Net investment income (loss) ..............   $    110,604   $    235,639
Net realized gain on investments ..........         10,193          4,611
Net change in unrealized appreciation
       (depreciation) on investments ......         (2,003)        60,694
                                              ------------   ------------
Increase in net assets ....................        118,794        300,944
                                              ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ................       (110,604)      (235,639)
From net realized gains ...................              0              0
                                              ------------   ------------
Total distributions .......................       (110,604)      (235,639)
                                              ------------   ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .................      1,289,316      1,409,959
Reinvestment of dividends .................         89,136        231,250
Amount paid for repurchase of shares ......     (1,174,521)    (3,048,010)
                                              ------------   ------------
Net increase (decrease) from capital
   transactions ...........................        203,931     (1,406,801)
                                              ------------   ------------
Total increase (decrease) in net assets ...        212,121     (1,341,496)

NET ASSETS
Beginning of period .......................      4,410,804      5,752,300
                                              ------------   ------------
End of period .............................   $  4,622,925   $  4,410,804
                                              ============   ============

Accumulated undistributed (distributions in
   excess of) net investment income included
   in net assets at end of period .........   $          0   $          0
                                              ------------   ------------

CAPITAL SHARE TRANSACTIONS
Shares sold ...............................        129,420        144,935
Shares issued on reinvestment
   of dividends ...........................          8,961         23,788
Shares repurchased ........................       (118,348)      (313,081)
                                              ------------   ------------
Net increase (decrease) from capital
   transactions ...........................         20,033       (144,358)
                                              ============   ============
=========================================================================


See accompanying notes to financial statements.

F A I R P O R T  F U N D S
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         FAIRPORT MIDWEST GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                     Six Months     Year        Year      Year      Year      Period
                                                       Ended       Ended       Ended     Ended      Ended      Ended
                                                      4/30/98    10/31/97    10/31/96   10/31/95  10/31/94  10/31/93(1)
                                                    (unaudited)
-----------------------------------------------------------------------------------------------------------------------


Net Asset Value, beginning of period ................ $ 18.88     $ 15.50    $ 13.55    $ 12.27    $ 11.07    $ 10.00
                                                      -------     -------    -------    -------    -------    -------

Income from Investment Operations
Net investment income (loss) ........................   (0.01)      (0.01)      0.02       0.04       0.02       0.01
Net realized and unrealized gain (loss)
     on investments .................................    1.79        4.55       2.16       2.04       1.19       1.07
                                                      -------     -------    -------    -------    -------    -------
      Total from investment operations ..............    1.78        4.54       2.18       2.08       1.21       1.08
                                                      -------     -------    -------    -------    -------    -------

Less Distributions
From net investment income ..........................    0.00       (0.01)     (0.03)     (0.04)     (0.01)     (0.01)
From realized capital gains .........................   (1.10)      (1.15)     (0.20)     (0.76)      0.00       0.00
                                                      -------     -------    -------    -------    -------    -------
      Total distributions ...........................   (1.10)      (1.16)     (0.23)     (0.80)     (0.01)     (0.01)
                                                      -------     -------    -------    -------    -------    -------
Net Asset Value, end of period ...................... $ 19.56     $ 18.88    $ 15.50    $ 13.55    $ 12.27    $ 11.07
                                                      =======     =======    =======    =======    =======    =======
Total Return ........................................    9.72%**    31.00%     16.28%     18.17%     10.89%     10.90%**

Ratios/Supplemental Data
Net assets, end of period (000) ..................... $83,716     $77,017    $57,198    $49,408    $29,688    $ 9,870
Ratio of expenses to average net assets
     before reimbursement of expenses
      by Adviser ....................................    1.43%*      1.58%      1.69%      1.57%      1.54%      2.89%*
     after reimbursement of expenses
      by Adviser ....................................    1.38%*      1.38%      1.38%      1.41%      1.45%      1.50%*
Ratio of net investment income to
     average net assets
     before reimbursement of expenses
      by Adviser ....................................   (0.20%)*    (0.25%)    (0.16%)     0.14%      0.08%     (1.11%)*
     after reimbursement of expenses
      by Adviser ....................................   (0.15%)*    (0.05%)     0.15%      0.29%      0.17%      0.28%*
Portfolio turnover ..................................   21.35%      41.16%     58.01%     46.51%     77.57%      0.00%
Average commission rate paid ........................ $0.0591     $0.0499    $0.0600        N/A        N/A        N/A
=========================================================================================================================



*   Annualized

*** Rounds to less than $.01

See accompanying notes to financial statements.

N/A Not applicable; disclosure not required

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                FAIRPORT GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------
                                                     Six Months    Year      Year      Year      Year     Period
                                                       Ended      Ended     Ended     Ended     Ended      Ended
                                                      4/30/98    10/31/97  10/31/96  10/31/95  10/31/94 10/31/93(1)
                                                    (unaudited)
------------------------------------------------------------------------------------------------------------------


Net Asset Value, beginning of period ............   $ 17.87      $ 14.22   $ 12.29   $ 10.68   $ 10.36   $ 10.00
                                                    -------      -------   -------   -------   -------   -------

Income from Investment Operations
Net investment income (loss) ...................       0.00***      0.05      0.13      0.15      0.14      0.04
Net realized and unrealized gain (loss)
     on investments ............................       2.14         4.83      2.04      1.68      0.35      0.36
                                                    -------      -------   -------   -------   -------   -------
      Total from investment operations .........       2.14         4.88      2.17      1.83      0.49      0.40
                                                    -------      -------   -------   -------   -------   -------

Less Distributions
From net investment income .....................       0.00        (0.09)    (0.14)    (0.12)    (0.14)    (0.04)
From realized capital gains ....................      (1.84)       (1.14)    (0.10)    (0.10)    (0.03)     0.00
                                                    -------      -------   -------   -------   -------   -------
      Total distributions ......................      (1.84)       (1.23)    (0.24)    (0.22)    (0.17)    (0.04)
                                                    -------      -------   -------   -------   -------   -------
Net Asset Value, end of period .................    $ 18.17      $ 17.87   $ 14.22   $ 12.29   $ 10.68   $ 10.36
                                                    =======      =======   =======   =======   =======   =======
Total Return ...................................      12.97%**     36.61%    17.77%    17.36%     4.72%     3.98%**

Ratios/Supplemental Data
Net assets, end of period (000) ................    $39,324      $30,841   $23,071   $23,082   $18,177   $ 8,716
Ratio of expenses to average net assets
     before reimbursement of expenses
      by Adviser ...............................       1.52%*       1.76%     1.83%     1.79%     1.72%     2.79%*
     after reimbursement of expenses
      by Adviser ...............................       1.48%*       1.50%     1.50%     1.50%     1.50%     1.50%*
Ratio of net investment income to
     average net assets
     before reimbursement of expenses
      by Adviser ...............................      (0.07%)*      0.03%     0.58%     0.98%     1.20%     0.10%*
     after reimbursement of expenses
      by Adviser ...............................      (0.03%)*      0.29%     0.91%     1.26%     1.42%     1.39%*
Portfolio turnover .............................      17.91%       42.45%    34.02%    13.36%    35.16%     4.18%
Average commission rate paid ...................    $0.0606      $0.0599   $0.0591       N/A       N/A       N/A
====================================================================================================================


                                                                     FAIRPORT GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      Six Months     Year      Year      Year      Year    Period
                                                        Ended       Ended     Ended     Ended     Ended    Ended
                                                       4/30/98    10/31/97  10/31/96  10/31/95  10/31/94 10/31/93(1)
                                                     (unaudited)
-----------------------------------------------------------------------------------------------------------------------


Net Asset Value, beginning of period ...............  $  9.90     $  9.75   $  9.84   $  9.03   $ 10.20   $ 10.00
                                                      -------     -------   -------   -------   -------   -------

Income from Investment Operations
Net investment income (loss) .......................     0.24        0.49      0.49      0.49      0.43      0.15
Net realized and unrealized gain (loss)
     on investments ................................     0.03        0.15     (0.05)     0.81     (1.17)     0.16
                                                      -------     -------   -------   -------   -------   -------
      Total from investment operations .............     0.27        0.64      0.44      1.30     (0.74)     0.31
                                                      -------     -------   -------   -------   -------   -------

Less Distributions
From net investment income .........................    (0.24)      (0.49)    (0.53)    (0.49)    (0.42)    (0.11)
From realized capital gains ........................     0.00        0.00      0.00      0.00     (0.01)     0.00
                                                      -------     -------   -------   -------   -------   -------
      Total distributions ..........................    (0.24)      (0.49)    (0.53)    (0.49)    (0.43)    (0.11)
                                                      -------     -------   -------   -------   -------   -------
Net Asset Value, end of period .....................  $  9.93     $  9.90   $  9.75   $  9.84   $  9.03   $ 10.20
                                                      =======     =======   =======   =======   =======   =======
Total Return .......................................     2.79%**     6.76%     4.58%    14.76%    (7.24%)    3.04%**

Ratios/Supplemental Data
Net assets, end of period (000) ....................  $ 4,623     $ 4,411   $ 5,752   $ 8,647   $ 7,614   $ 5,829
Ratio of expenses to average net assets
     before reimbursement of expenses
      by Adviser ...................................     2.31%*      2.70%     2.05%     2.16%     1.80%     2.78%*
     after reimbursement of expenses
      by Adviser ...................................     0.90%*      0.90%     0.90%     0.90%     0.90%     0.90%*
Ratio of net investment income to
     average net assets
     before reimbursement of expenses
      by Adviser ...................................     3.56%*      3.23%     3.78%     3.89%     3.88%     2.29%*
     after reimbursement of expenses
      by Adviser ...................................     4.97%*      5.03%     4.93%     5.16%     4.78%     4.17%*
Portfolio turnover .................................    57.68%      21.01%    21.23%     1.28%    24.14%    24.53%
Average commission rate paid .......................      N/A         N/A       N/A       N/A       N/A       N/A
=======================================================================================================================

(1) The Fairport Midwest Growth Fund, Fairport Growth and Income Fund and ** Not annualized Fairport Government Securities Fund commenced operations on July 1, 1993.

F A I R P O R T  F U N D S
--------------------------------------------------------------------------------
(Unaudited)                                                       April 30, 1998





NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:


Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized will be distributed annually.

(6) DEFERRED ORGANIZATIONAL COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.


NOTE (B) RELATED PARTY TRANSACTIONS:

The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution Agreement and Shareholder Service Plan dated January 20, 1995 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue until further written notice to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively.

F A I R P O R T  F U N D S                 NOTES TO FINANCIAL STATEMENTS (CONT.)
--------------------------------------------------------------------------------
(Unaudited)                                                       April 30, 1998


Information regarding these transactions is as follows for the six month period ended April 30, 1998:

                                        Midwest     Growth and
                                        Growth        Income      Government
                                         Fund          Fund         Fund
----------------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before fee waiver ............   $ 302,252    $ 128,625    $   5,583
Fees waived .......................     (17,348)      (8,053)      (5,583)
Rule 12b-1 fees ...................      99,542       42,360        5,516
Other expenses
  reimbursed ......................           0            0      (25,820)
Net fees and expenses .............     384,446      162,932      (20,304)
----------------------------------------------------------------------------


Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees serve without direct compensation from the Trust.


NOTE (C) INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities (excluding short-term securities) for the six month period ended April 30, 1998 were:

                                                   Proceeds
                                     Purchases    from Sales
                                        (000)        (000)
----------------------------------------------------------------------------

Midwest Growth Fund ...............   $ 16,954   $ 18,755
Growth and Income Fund ............     10,791      6,063
Government Fund ...................      2,725      2,501
----------------------------------------------------------------------------


NOTE (D) UNREALIZED APPRECIATION
AND DEPRECIATION:

At April 30, 1998, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                                     Net
                                        Gross         Gross        Unrealized
                                     Unrealized     Unrealized    Appreciation/
                                    Appreciation  (Depreciation) (Depreciation)
                                        (000)         (000)         (000)
----------------------------------------------------------------------------

Midwest Growth Fund ...............   $  28,906   $  (1,250)     $  27,656
Growth and Income Fund ............      12,221        (145)        12,076
Government Fund ...................          64          (5)            59
----------------------------------------------------------------------------

[FAIRPORT FUNDS LOGO]
     4000 Chester Avenue
     Cleveland, Ohio 44103
     1-800-332-6459


Directors:
Thomas V. Chema
David B. Gale
David H. Gunning
Scott D. Roulston
Ivan Winfield

Officers:
Scott D. Roulston, President
Kevin M. Crotty, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

Distributor:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

Administrator & Transfer Agent:
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

Legal Counsel:
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

Independent Public Accountants:
Ernst & Young, LLP
1300 Huntington Building
925 Euclid Avenue
Cleveland, Ohio 44115-1405


For information, call 1-800-332-6459



Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.